INVENTORIES	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 7:-	INVENTORIES

	December 31,
	2016	2015

Raw materials	$1,257	$1,584
Finished goods	5,978	8,585

	$7,235	$10,169

As of December 31, 2016 and 2015, the finished products line item above includes deferral of the cost of goods sold for which revenue was not yet recognized in the amount of approximately $ 512 and $ 572, respectively.